REINSURANCE (Tables)	6 Months Ended
Jun. 30, 2023
Insurance [Abstract]
Schedule of Reinsurance
The following table summarized the Company's reinsurance funds withheld, deposit liability, policyholders' account balances and embedded derivatives by accounting classification related to its reinsurance business.

AS AT JUN. 30, 2023 US$ MILLIONS	Deposit accounting	Interest sensitive investment type	Total
Asset
Reinsurance funds withheld, net	$1,586	$4,828	$6,414
Embedded derivatives	16	110	126
Reinsurance funds withheld, total			6,540

Liability
Policyholders' account balance, excluding embedded derivatives	$—	$6,758	6758
Embedded derivatives	—	236	236
Policyholders' account balance, total			$6,994

Deposit liability	$1,632	$—	$1,632

AS AT DEC. 31, 2022 US$ MILLIONS	Deposit accounting	Interest sensitive investment type	Total
Asset
Reinsurance funds withheld, net	$1,603	$4,049	$5,652
Embedded derivatives	17	137	154
Reinsurance funds withheld, total			5,806

Liability
Policyholders' account balance, excluding embedded derivatives	$—	$5,652	5652
Embedded derivatives	—	181	181
Policyholders' account balance, total			$5,833

Deposit liability	$1,657	$—	$1,657
Collectability of reinsurance balances are evaluated by monitoring ratings and evaluating the financial strength of its reinsurers.

FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2023	2022
Premiums:
Direct premiums	$2,528	$1,392
Reinsurance ceded	(629)	(82)
Net premiums	$1,899	$1,310

Claims and policyholder benefits:
Claims incurred and benefits paid	$(2,217)	$(1,332)
Reinsurance ceded	342	79
Net claims incurred and benefits paid	$(1,875)	$(1,253)